Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Feb. 29, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Class A Ordinary Shares Reflected in the Unaudited Condensed Consolidated Balance Sheet is Reconciled	As of December 31, 2023, the Class A ordinary shares reflected in the consolidated balance sheet is reconciled in the following table:
Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	(3,392,500)
Issuance costs allocated to Class A ordinary shares	(5,404,094)
Plus:
Accretion of Class A ordinary shares subject to redemption to redemption amount	15,658,015
Class A ordinary shares subject to possible redemption	$121,861,421

Schedule of Basic and Diluted Net Income (Loss) Per Share	The following outlines the Company’s basic and diluted loss per share for the three and nine months ended February 29, 2024 and February 28, 2023 (000’s, except share amounts):
	Three Months Ended		Nine Months Ended
	February 29, 2024	February 28, 2023	February 29, 2024	February 28, 2023
Net Income (loss)	$(5,306)	$(269)	$(6,463)	$(803)
Basic weighted-average common shares outstanding	11,698,789	6,306,496	8,075,238	6,142,893
Basic and diluted net income (loss) per common share	$(0.45)	$(0.04)	$(0.80)	$(0.13)
The following table reflects the calculation of basic and diluted net income (loss) per share:
	For the year ended December 31, 2023		For the period from March 11, 2022 (inception) through December 31, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share:
Numerator:
Net income (loss)	$5,889,800	$2,724,802	$—	$(8,687)
Denominator:
Weighted Average Ordinary Shares	10,668,603	4,935,622	—	2,850,155
Basic and diluted net income (loss) per ordinary shares	$0.55	$0.55	$—	$(0.00)

Schedule of Forward Purchase Agreement of Accounts Payable	Robinson incurred $3.8 million of transaction costs, satisfied by a combination of cash and common stock, consisting of banking, legal, and other professional fees, and assumed a $16.6 million derivative liability related to a Forward Purchase Agreement and $0.4 million of accounts payable from Pono.
January 12, 2024
Forward Purchase Agreement	$16,596
Accounts Payable	360
Net Liabilities Assumed	$16,236